Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Non-Current Assets
Various guarantees	$ 388	$ 451
Other long-term assets	1,613	2,092
Cash collaterals on swaps	22,220
Total	$ 24,221	$ 2,543